Subsequent Events	6 Months Ended
Jun. 30, 2023
Subsequent events [Abstract]
Subsequent events

Note 28 – Subsequent events

The Company has evaluated events subsequent to June 30, 2023, to assess the need for potential recognition or disclosure in the consolidated financial statements. Such events were evaluated through December 22, 2023, the date and time the consolidated financial statements were issued, and it was determined that no subsequent events, except as follows, occurred that required recognition or disclosure in the consolidated financial statements.

(i)	Entry into a Letter of Intent and Contract with UYBA

On June 8, 2023, the Company entered into an exclusive letter of intent (the “Letter of Intent”) with Selene S.a.s. of Immobiliare Luna S.r.l. (“Selene S.a.s.”) and Giuseppe Pirola, two shareholders of UYBA Volley S.s.d.a.r.l., an entity organized under the laws of Italy (“UYBA”), relating to the acquisition of UYBA by the Company or Brera Milano.

Pursuant to the Letter of Intent, the Company or Brera Milano, Selene S.a.s. and Giuseppe Pirola will enter into a securities purchase agreement and other documents or agreements (the “Definitive Agreements”) that will be consistent with the Letter of Intent and will describe the terms upon which the Company or Brera Milano will acquire from Selene S.a.s. and Giuseppe Pirola a number of shares of the issued and outstanding capital stock or other equity interests of UYBA with a total nominal value of EUR840,500, constituting 51% of the corporate capital of UYBA after such acquisition (the “Shares”). The Company or Brera Milano will pay Selene S.a.s. and Giuseppe Pirola an aggregate of EUR840,000 on the date that the parties enter into the Definitive Agreements.

On July 3, 2023, the Company entered into a preliminary contract (the “Preliminary Contract”) with Selene S.a.s. and Giuseppe Pirola, two shareholders of UYBA, relating to the acquisition of UYBA by the Company. Pursuant to the Preliminary Contract, the Company, Selene S.a.s. and Giuseppe Pirola will enter into a final contract (the “Final Contract”) on July 28, 2023 (the “Execution Date”), pursuant to which the Company will acquire from Selene S.a.s. and Giuseppe Pirola the Shares in exchange for EUR390,500 to Selene S.a.s. and EUR450,000 to Giuseppe Pirola payable on the Execution Date.

Additionally, on the Execution Date, (i) the shareholders’ agreement and business plan, Annex 2 and Annex 3 of the Preliminary Contract, respectively, that, among other things, obligates the Company to contribute a guaranteed minimum of sponsorships for the next 3 sports seasons for a total amount of EUR860,000, and in the event that UYBA’s annual guaranteed minimum is not reached, the Company will be obliged to contribute the difference within 30 days of the annual verification, will become effective, (ii) Giuseppe Pirola and Gianluigi Vigano will be appointed as managing directors of UYBA, giving them the powers as stated in Annex 4 and Annex 5 of the Preliminary Contract, respectively, and (iii) Selene S.a.s. and Giuseppe Pirola will immediately deposit the aggregate amount of EUR840,500 received from the sale of the Shares into UYBA’s bank account in the form of a shareholders loan to UYBA which shall have a waiver of repayment.

The Preliminary Contract stipulates that the UYBA board of directors shall be composed of 11 members until the approval of the June 30, 2026 financial statements: (i) Giuseppe Pirola, as Chairman of the board of directors, (ii) Pierre Galoppi, Adrio de Carolis, Alessandro Aleotti, Cristiano Zatta, Michele Lo Nero and Gianluigi Vigano as directors appointed by the Company and (iii) Andrea Saini, Marco Quarantotto, Simone Facchinetti and Salvatore Insinga as directors appointed by UYBA shareholders other than the Company, Giuseppe Pirola and Selene S.a.s.

On July 31, 2023, the Company entered into a contract (the “UYBA Final Contract”) with Selene S.a.s. and Giuseppe Pirola, two shareholders of UYBA, relating to the acquisition of UYBA by the Company.

Pursuant to the UYBA Final Contract, the Company acquired from Selene S.a.s. and Giuseppe Pirola the Shares in exchange for EUR390,500 to Selene S.a.s. and EUR450,000 to Giuseppe Pirola paid as of July 31, 2023. The UYBA Final Contract was subsequently filed by the witnessing notary with the Italian Office of the Registrar of Companies.

(ii)	Entry into a Letter of Intent and Contract with Bayanzurkh FC

On August 28, 2023, Brera Milano entered into an exclusive letter of intent (the “Letter of Intent”) with Bayanzurkh Ilch FC, a sports association incorporated under the laws of Mongolia (“Bayanzurkh FC”), relating to the acquisition of Bayanzurkh FC by Brera Milano.

Pursuant to the Letter of Intent, Brera Milano will take control of Bayanzurkh FC’s management by transforming it from a sports association into a limited liability company and will rebrand Bayanzurkh FC to include the term “Brera” before the resumption of the football season in March 2024, which if not met will allow Brera Milano the right to terminate the Letter of Intent. Brera Milano will pay Bayanzurkh FC an aggregate fee of US$30,000 comprised of (i) US$12,000 at the operation execution activity kick-off following the signing of the Letter of Intent and (ii) US$3,000 per month for 6 months and will invest in developing the visibility of Bayanzurkh FC throughout Mongolia and Italy and internationally. Bayanzurkh FC’s current management will guarantee sponsorship contracts with third-party companies for an overall value between US$50,000 and US$90,000 for the 2024-25 football season.

On September 27, 2023, Brera Milano entered into a contract (the “Bayanzurkh FC Contact”) with Tavan Tolgoi Tulshiin Ilch Sport Club NGO, a sports association incorporated under the laws of Mongolia (the “Association”) that owns the football club, Bayanzurkh FC, relating to the acquisition of Bayanzurkh FC by Brera Milano.

Pursuant to the Bayanzurkh FC Contract, Brera Milano (i) will appoint a new board and Chairman of the Association, or, if legally unable to appoint the Chairman under Mongolian law and the regulations of the Mongolian Football Federation, have the Association appoint a Chairman that is mutually agreed upon by Brera Milano, and (ii) grants the use of the Brera trademark to the Association for use in rebranding Bayanzurkh FC to include the term “Brera” before October 31, 2023. If either of these is not met, Brera Milano will have the right to terminate the Bayanzurkh FC Contract immediately.

Brera Milano will pay the Association an aggregate fee of US$30,000 comprised of (i) US$12,000 at the signing of the Bayanzurkh FC Contract and (ii) US$3,000 per month for 6 months from November 2023 to April 2024 and will invest in developing the visibility of Bayanzurkh FC throughout Mongolia and Italy and internationally. Bayanzurkh FC’s current management will cover Bayanzurkh FC’s costs for October and November 2023 and will actively support Brera Milano in the search for sponsorship contracts with third-party companies, including providing the contracts signed with California Ice Tea, 1 X Bet and Mr. Haore for an aggregate total of US$41,563.

(iii)	Nasdaq Deficiency Notice

On December 4, 2023, the Company received a written notification (the “Notification Letter”), from The Nasdaq Stock Market LLC (“Nasdaq”) notifying the Company that it is not in compliance with the minimum bid price requirement set forth in Nasdaq Listing Rule 5550(a)(2) for continued listing on the Nasdaq Capital Market tier of Nasdaq.

Nasdaq Listing Rule 5550(a)(2) requires listed securities to maintain a minimum bid price of US$1.00 per share, and Nasdaq Listing Rule 5810(c)(3)(A) provides that a failure to meet the minimum bid price requirement exists if the deficiency continues for a period of 30 consecutive business days. Based on the closing bid price of the Class B Ordinary Shares for the 30 consecutive business days from October 20, 2023 to December 1, 2023, the Company no longer meets the minimum bid price requirement.

The Notification Letter does not impact the Company’s listing of the Class B Ordinary Shares on the Nasdaq Capital Market at this time. However, the Notification Letter provides that the Company’s name will be included on a list of all non-compliant companies which Nasdaq makes available to investors on its website at listingcenter.nasdaq.com, beginning five business days from the date of the Notification Letter.

In accordance with Nasdaq Listing Rule 5810(c)(3)(A), the Company has been provided 180 calendar days from the date of the Notification Letter, or until June 3, 2024, since the 180th day falls on a Saturday, to regain compliance with Nasdaq Listing Rule 5550(a)(2). To regain compliance, the Company’s Class B Ordinary Shares must have a closing bid price of at least US$1.00 for a minimum of ten consecutive business days. If the Company does not regain compliance during such period, the Company may be eligible for an additional 180 calendar days, provided that the Company meets the continued listing requirement for market value of publicly held shares of US$1,000,000 under Nasdaq Listing Rule 5550(a)(5) and all other initial listing standards for the Nasdaq Capital Market, except for Nasdaq Listing Rule 5550(a)(2), and the Company must provide a written notice of its intention to cure this deficiency during the second compliance period, by effecting a reverse stock split, if necessary. If the Company does not qualify for the second compliance period or fails to regain compliance during the second 180-day period, then Nasdaq will notify the Company of its determination to delist the Class B Ordinary Shares, and the Class B Ordinary Shares will be subject to delisting. At that time, the Company will have an opportunity to appeal the delisting determination to a Nasdaq Hearings Panel.

The Company intends to monitor the closing bid price of the Class B Ordinary Shares and may, if appropriate, consider implementing available options to regain compliance with the minimum bid price requirement under Nasdaq Listing Rule 5550(a)(2).